Trade and Other Payables - Summary of Trade and Other Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Line Items]
Current, Trade payable	$ 204,850,488	$ 250,841,725
Current, Other payables	23,036,854	24,489,893
Current, Total trade and other payables	227,887,342	275,331,618
Non-current, Trade payable		6,765
Non-current, Other payables	2	443,656
Non-current, Total trade and other payables	2	450,421
Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Current, Trade payable	44,207,683	66,627,358
Fuel and Gas Suppliers [Member]
Trade And Other Payables [Line Items]
Current, Trade payable	55,179,023	39,787,839
Payables for Goods and Services [Member]
Trade And Other Payables [Line Items]
Current, Trade payable	25,912,319	32,379,106
Non-current, Trade payable		6,765
Asset Purchases [Member]
Trade And Other Payables [Line Items]
Current, Trade payable	79,551,463	112,047,422
Dividends Payable to Non-controlling Interests [Member]
Trade And Other Payables [Line Items]
Current, Other payables	6,568,250	9,357,160
Deposits in Guarantee
Trade And Other Payables [Line Items]
Current, Other payables	183,514	183,514
Accounts Payable to Staff [Member]
Trade And Other Payables [Line Items]
Current, Other payables	12,478,296	12,745,222
Non-current, Other payables	2
Other Payables [Member]
Trade And Other Payables [Line Items]
Current, Other payables	$ 3,806,794	2,203,997
Non-current, Other payables		$ 443,656